Employee Benefit Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Exercise Price, Lower Range Limit	$ 15.13
Exercise Price, Upper Range Limit	$ 24.00
Weighted Average Exercise Price	$ 19.04	$ 18.85	$ 18.83	$ 18.71
Weighted Average Remaining Contractual Life	3 years
Compensation Costs Not Yet Recognized	$ 49
Cash Received From Option Exercises	104	27	28
Estimated Net Period Benefit Cost to be Recorded Next Year	40
Plan Assets Not Included in Hierarchy	8,340	8,120
Employer's Safe Harbor Contribution Rate	3.00%
Employer's Safe Harbor Contribution Payable	161
Prior Year Contribution Payable Credited This Year	160
Defined Contribution Plan, Cost Recognized	157	151	153
Maximum Number of Share Per Year	the annual issuance of shares may not exceed 5,000 shares plus any unissued shares from prior offerings
Shares Issued During Period Under Employee Stock Purchase Plans	2,729	2,413	2,118
Present Value of Future Plan Liability	627	723
Supplemental Retirement Plans, Cost Recognized During Period	56	73	93
Deferred Compensation Liability	1,661	1,728
Deferred Compensation, Compensation Expense	66	83	90
Salary Continuation Liability	1,151	1,111
Salary Continuation Period Expense	132	136	96
Stock Options [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares Authorized Under Share Based Payment Awards	300,000
Shares Available for Grant	269,100
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets Not Included in Hierarchy	$ 738	$ 505
Employee Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares Authorized Under Share Based Payment Awards	250,000
Shares Available for Grant	190,380
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Option Price as a Percentage of Fair Value	95.00%
Minimum [Member] | Stock Options [Member]
Defined Benefit Plan Disclosure [Line Items]
Award Vesting Period	3 years
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expiration Date	Mar. 20, 2022
Compensation Cost Not yet Recognized, Period for Recognition	5 years
Option Price as a Percentage of Fair Value	100.00%
Maximum [Member] | Stock Options [Member]
Defined Benefit Plan Disclosure [Line Items]
Award Vesting Period	5 years